Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Appreciation and Income Fund
Davis Government Bond Fund
(part of Davis Series, Inc.)
March 31, 2024
The Equity Specialists

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (97.87%)
COMMUNICATION SERVICES – (4.85%)
Media & Entertainment – (4.85%)
Alphabet Inc., Class C *	51,320	$7,813,983
ASAC II L.P. *(a)(b)(c)	116,129	122,226
IAC Inc. *	81,680	4,356,811
Meta Platforms, Inc., Class A	31,703	15,394,343
Total Communication Services		27,687,363
CONSUMER DISCRETIONARY – (6.30%)
Consumer Discretionary Distribution & Retail – (4.51%)
Alibaba Group Holding Ltd., ADR (China)	10,040	726,495
Amazon.com, Inc. *	93,490	16,863,726
JD.com, Inc., Class A, ADR (China)	76,680	2,100,265
Prosus N.V., Class N (Netherlands)	193,090	6,056,762
		25,747,248
Consumer Services – (1.79%)
Delivery Hero SE (Germany) *	231,810	6,631,089
Meituan, Class B (China) *	290,100	3,587,842
		10,218,931
Total Consumer Discretionary		35,966,179
CONSUMER STAPLES – (1.99%)
Food, Beverage & Tobacco – (1.99%)
Darling Ingredients Inc. *	244,256	11,360,347
Total Consumer Staples		11,360,347
ENERGY – (2.00%)
Tourmaline Oil Corp. (Canada)	244,400	11,426,564
Total Energy		11,426,564
FINANCIALS – (23.33%)
Banks – (10.77%)
U.S. Bancorp	468,210	20,928,987
Wells Fargo & Co.	700,021	40,573,217
		61,502,204
Financial Services – (9.24%)
Consumer Finance – (6.19%)
Capital One Financial Corp.	237,620	35,379,242
Financial Services – (3.05%)
Berkshire Hathaway Inc., Class B *	41,373	17,398,174
		52,777,416
Insurance – (3.32%)
Property & Casualty Insurance – (3.32%)
Markel Group Inc. *	12,466	18,966,770
Total Financials		133,246,390
HEALTH CARE – (24.88%)
Health Care Equipment & Services – (19.11%)
Cigna Group	81,072	29,444,540
CVS Health Corp.	81,829	6,526,681
Humana Inc.	64,815	22,472,657
Quest Diagnostics Inc.	233,941	31,139,886
UnitedHealth Group Inc.	39,610	19,595,067
		109,178,831
Pharmaceuticals, Biotechnology & Life Sciences – (5.77%)
Viatris Inc.	2,758,960	32,941,982
Total Health Care		142,120,813
INDUSTRIALS – (18.67%)
Capital Goods – (17.46%)
AGCO Corp.	59,610	7,333,222
Carrier Global Corp.	96,466	5,607,568
Ferguson plc	26,255	5,741,114
Johnson Controls International plc	185,152	12,094,129
MasterBrand, Inc. *	366,310	6,864,649
Owens Corning	153,920	25,673,856
	Shares	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	93,830	$21,222,552
WESCO International, Inc.	88,560	15,168,557
		99,705,647
Transportation – (1.21%)
DiDi Global Inc., Class A, ADS (China) *	1,814,448	6,949,336
Total Industrials		106,654,983
INFORMATION TECHNOLOGY – (10.90%)
Semiconductors & Semiconductor Equipment – (6.32%)
Applied Materials, Inc.	74,870	15,440,440
Intel Corp.	275,300	12,160,001
Texas Instruments Inc.	48,872	8,513,991
		36,114,432
Software & Services – (4.22%)
Clear Secure, Inc., Class A	107,450	2,285,461
Microsoft Corp.	15,949	6,710,063
Oracle Corp.	52,360	6,576,940
SAP SE, ADR (Germany)	43,685	8,519,886
		24,092,350
Technology Hardware & Equipment – (0.36%)
Samsung Electronics Co., Ltd. (South Korea)	34,070	2,044,833
Total Information Technology		62,251,615
MATERIALS – (4.58%)
Teck Resources Ltd., Class B (Canada)	571,140	26,146,789
Total Materials		26,146,789
REAL ESTATE – (0.37%)
Real Estate Management & Development – (0.37%)
KE Holdings Inc., Class A, ADR (China)	155,270	2,131,857
Total Real Estate		2,131,857
TOTAL COMMON STOCK – (Identified cost $353,639,087)		558,992,900

	Principal	Value
SHORT-TERM INVESTMENTS – (2.20%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (d)	$6,078,000	$6,078,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (e)	6,465,000	6,465,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $12,543,000)		12,543,000
Total Investments – (100.07%) – (Identified cost $366,182,087)		571,535,900
Liabilities Less Other Assets – (0.07%)		(402,152)
Net Assets – (100.00%)		$571,133,748

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $122,226 or 0.02% of the Fund's net assets as of March 31, 2024.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
(d)	Dated 03/28/24, repurchase value of $6,081,579 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 5.00%, 04/20/44-09/01/52, total market value $6,199,560).
(e)
Dated 03/28/24, repurchase value of $6,468,807 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value
$6,594,300).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
March 31, 2024 (Unaudited)

	Principal	Value
MORTGAGES – (90.18%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (63.43%)
Fannie Mae
5.7849% (30 day SOFR + 0.46%), 07/25/37 (a)	$9,257	$9,135
3.50%, 01/25/39	21,916	21,751
6.2449% (30 day SOFR + 0.92%), 12/25/39 (a)	570,217	572,801
5.8349% (30 day SOFR + 0.51%), 09/25/40 (a)	188,103	186,662
3.00%, 04/25/41	105,217	101,829
2.00%, 12/25/42	221,116	191,174
2.50%, 04/25/43	350,756	328,629
2.50%, 07/25/47	146,476	123,046
Freddie Mac
4.00%, 06/15/26	16,392	16,246
2.00%, 06/15/28	108,222	104,830
2.50%, 01/15/29	69,687	67,150
5.9331% (30 day SOFR + 0.61%), 08/15/40 (a)	65,155	64,834
5.7831% (30 day SOFR + 0.46%), 09/15/43 (a)	141,790	139,789
Ginnie Mae
5.19%, 06/20/31	55,519	54,948
4.00%, 09/20/39	18,244	17,688
1.00%, 12/20/42	53,146	43,259
3.50%, 03/16/47	13,468	13,290
2.40%, 10/16/50	293,568	249,565
1.00%, 06/20/51	914,710	687,813
2.60%, 03/16/52	105,042	93,773
2.70%, 06/16/58	480,301	437,877
6.0144% (1 mo. SOFR + 0.68%), 04/20/62 (a)	683,051	684,028
6.0644% (1 mo. SOFR + 0.73%), 09/20/64 (a)	471,339	470,330
2.25%, 07/20/65	304,674	292,664
2.25%, 03/20/66	1,172,012	1,122,716
5.7852% (30 day SOFR + 0.55%), 02/20/67 (a)	1,358,573	1,343,228
2.25%, 08/20/69	310,147	296,725
6.0262% (30 day SOFR + 1.15%), 02/20/71 (a)	1,838,028	1,848,863
4.556%, 12/20/71	1,638,340	1,594,806
Total Collateralized Mortgage Obligations		11,179,449
FANNIE MAE POOLS – (15.92%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,462,861
4.00%, 05/01/29, Pool No. AL7358	113,207	111,805
2.00%, 08/01/30, Pool No. AX9709	147,149	136,447
3.50%, 03/01/32, Pool No. MA1010	207,626	198,303
6.50%, 07/01/32, Pool No. 635069	2,227	2,218
6.00%, 09/01/37, Pool No. 888796	17,694	17,261
5.173% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	878,529	877,264
Total Fannie Mae Pools		2,806,159
FREDDIE MAC POOLS – (2.56%)
3.00%, 09/01/27, Pool No. U70063	113,692	107,275
2.50%, 09/01/31, Pool No. G18611	372,050	343,593
Total Freddie Mac Pools		450,868
	Principal	Value
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (5.00%)
5.033%, 12/20/61, Pool No. 756740	$720	$713
4.645%, 07/20/67, Pool No. BB0084	531,358	521,428
4.518%, 04/20/70, Pool No. BT6816	368,145	360,338
Total Ginnie Mae Pools		882,479
SBA POOLS – (3.27%)
7.825% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	103,407	103,835
9.277% (Prime Rate + 0.775%), 10/25/30, Pool No. 522619 (a)	330,936	344,302
8.825% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	122,758	128,279
Total SBA Pools		576,416
TOTAL MORTGAGES – (Identified cost $16,652,255)		15,895,371
SHORT-TERM INVESTMENTS – (9.52%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	813,000	813,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (c)	865,000	865,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,678,000)		1,678,000
Total Investments – (99.70%) – (Identified cost $18,330,255)		17,573,371
Other Assets Less Liabilities – (0.30%)		52,275
Net Assets – (100.00%)		$17,625,646

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of March 31, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 03/28/24, repurchase value of $813,479 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.225%, 03/01/45-11/20/51, total market value $829,260).
(c)
Dated 03/28/24, repurchase value of $865,509 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value $882,300).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (99.36%)
CONSUMER DISCRETIONARY – (2.19%)
Consumer Discretionary Distribution & Retail – (2.19%)
Prosus N.V., Class N (Netherlands)	615,085	$19,293,716
Total Consumer Discretionary		19,293,716
FINANCIALS – (97.17%)
Banks – (46.38%)
Bank of America Corp.	631,050	23,929,416
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	328,182	10,498,542
Danske Bank A/S (Denmark)	1,209,910	36,154,589
DBS Group Holdings Ltd. (Singapore)	1,283,634	34,252,422
DNB Bank ASA (Norway)	766,686	15,190,361
Fifth Third Bancorp	1,364,350	50,767,463
JPMorgan Chase & Co.	338,884	67,878,465
Metro Bank Holdings PLC (United Kingdom) *	5,551,905	2,259,866
PNC Financial Services Group, Inc.	263,946	42,653,674
U.S. Bancorp	1,025,388	45,834,844
Wells Fargo & Co.	1,363,529	79,030,141
		408,449,783
Financial Services – (35.65%)
Capital Markets – (11.77%)
Bank of New York Mellon Corp.	933,571	53,792,361
Charles Schwab Corp.	147,488	10,669,282
Julius Baer Group Ltd. (Switzerland)	679,094	39,216,295
		103,677,938
Consumer Finance – (15.48%)
American Express Co.	166,612	37,935,886
Capital One Financial Corp.	661,241	98,452,173
		136,388,059
Financial Services – (8.40%)
Berkshire Hathaway Inc., Class A *	80	50,755,200
Rocket Companies, Inc., Class A *	1,594,939	23,206,362
		73,961,562
		314,027,559
Insurance – (15.14%)
Life & Health Insurance – (0.58%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,219,800	5,150,748
Property & Casualty Insurance – (13.52%)
Chubb Ltd.	179,408	46,489,995
Loews Corp.	358,296	28,050,994
Markel Group Inc. *	29,271	44,535,241
		119,076,230
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (1.04%)
Everest Group, Ltd.	23,011	$9,146,873
		133,373,851
Total Financials		855,851,193
TOTAL COMMON STOCK – (Identified cost $464,477,319)		875,144,909

	Principal	Value
SHORT-TERM INVESTMENTS – (0.45%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (a)	$1,908,000	$1,908,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	2,029,000	2,029,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,937,000)		3,937,000
Total Investments – (99.81%) – (Identified cost $468,414,319)		879,081,909
Other Assets Less Liabilities – (0.19%)		1,711,380
Net Assets – (100.00%)		$880,793,289

*	Non-income producing security.
(a)	Dated 03/28/24, repurchase value of $1,909,124 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.052%, 09/01/29-02/20/54, total market value $1,946,160).
(b)
Dated 03/28/24, repurchase value of $2,030,195 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value
$2,069,580).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (76.85%)
COMMUNICATION SERVICES – (3.78%)
Media & Entertainment – (3.78%)
Alphabet Inc., Class C *	34,010	$5,178,363
Meta Platforms, Inc., Class A	8,752	4,249,796
Total Communication Services		9,428,159
CONSUMER DISCRETIONARY – (5.67%)
Consumer Discretionary Distribution & Retail – (5.67%)
Amazon.com, Inc. *	78,270	14,118,342
Total Consumer Discretionary		14,118,342
ENERGY – (1.56%)
Tourmaline Oil Corp. (Canada)	82,970	3,879,141
Total Energy		3,879,141
FINANCIALS – (37.45%)
Banks – (12.76%)
Danske Bank A/S (Denmark)	171,900	5,136,724
DBS Group Holdings Ltd. (Singapore)	208,925	5,574,944
JPMorgan Chase & Co.	29,943	5,997,583
U.S. Bancorp	32,635	1,458,784
Wells Fargo & Co.	234,928	13,616,427
		31,784,462
Financial Services – (19.93%)
Capital Markets – (5.11%)
Bank of New York Mellon Corp.	108,140	6,231,027
Julius Baer Group Ltd. (Switzerland)	112,410	6,491,448
		12,722,475
Consumer Finance – (6.56%)
American Express Co.	8,495	1,934,226
Capital One Financial Corp.	96,831	14,417,168
		16,351,394
Financial Services – (8.26%)
Berkshire Hathaway Inc., Class B *	48,926	20,574,362
		49,648,231
Insurance – (4.76%)
Life & Health Insurance – (0.76%)
AIA Group Ltd. (Hong Kong)	284,360	1,909,200
Property & Casualty Insurance – (4.00%)
Chubb Ltd.	22,955	5,948,329
Markel Group Inc. *	2,640	4,016,707
		9,965,036
		11,874,236
Total Financials		93,306,929
HEALTH CARE – (12.49%)
Health Care Equipment & Services – (8.54%)
Cigna Group	16,380	5,949,052
Humana Inc.	15,730	5,453,906
Quest Diagnostics Inc.	74,140	9,868,775
		21,271,733
Pharmaceuticals, Biotechnology & Life Sciences – (3.95%)
Viatris Inc.	823,600	9,833,784
Total Health Care		31,105,517
INDUSTRIALS – (4.37%)
Capital Goods – (4.37%)
AGCO Corp.	16,500	2,029,830
Johnson Controls International plc	29,977	1,958,098
Owens Corning	41,350	6,897,180
Total Industrials		10,885,108
INFORMATION TECHNOLOGY – (11.53%)
Semiconductors & Semiconductor Equipment – (10.11%)
Applied Materials, Inc.	68,908	14,210,897
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Intel Corp.	144,340	$6,375,498
Texas Instruments Inc.	26,473	4,611,861
		25,198,256
Software & Services – (1.42%)
Microsoft Corp.	8,411	3,538,676
Total Information Technology		28,736,932
TOTAL COMMON STOCK – (Identified cost $121,242,220)		191,460,128

	Principal	Value
CORPORATE BONDS – (2.96%)
ENERGY – (0.90%)
Occidental Petroleum Corp., Sr. Notes, 5.50%, 12/01/25	$2,250,000	$2,250,127
Total Energy		2,250,127
FINANCIALS – (1.40%)
Financial Services – (1.40%)
Capital Markets – (1.40%)
Goldman Sachs Group, Inc., Sr. Notes, 6.1276% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,496,627
Total Financials		3,496,627
HEALTH CARE – (0.66%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.66%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,633,070
Total Health Care		1,633,070
TOTAL CORPORATE BONDS – (Identified cost $7,724,441)		7,379,824
MORTGAGES – (10.32%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	551,980	491,422
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	1,032,434	901,489
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,799,145	1,538,372
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	572,088	569,587
5.392%, 05/01/53, Pool No. BM7225	1,779,938	1,781,202
Freddie Mac
2.00%, 10/25/40, Series 5028	347,034	320,858
5.00%, 06/01/44, Pool No. G60660	792,732	800,228
5.50%, 06/25/50, Series 5386	3,087,561	3,089,724
Ginnie Mae
6.00%, 08/20/34, Series 2023-147	1,944,434	1,955,443
6.00%, 07/20/37, Series 2023-111	1,856,117	1,852,858
6.50%, 05/20/53, Pool No. MA8881	2,009,110	2,045,309
6.00%, 10/20/59, Series 2023-136	1,719,608	1,726,087
7.00%, 12/20/62, Series 2022-207	1,059,186	1,096,723
6.3884% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	1,205,877	1,229,556
4.683%, 08/20/73, Pool No. 786935	1,570,710	1,519,910
4.049%, 09/20/73, Pool No. 787068	1,395,635	1,323,721
Morgan Stanley BAML Trust, 3.246%, 12/15/47, Series 2014-C19, Class A3	1,536,679	1,516,626
SBA, 6.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,546,043	1,531,093
SBA , 6.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	429,796	424,531
TOTAL MORTGAGES – (Identified cost $26,045,003)		25,714,739

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
	Principal	Value
MUNICIPAL BONDS – (0.55%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	$1,375,000	$1,356,306
TOTAL MUNICIPAL BONDS – (Identified cost $1,483,567)		1,356,306
SHORT-TERM INVESTMENTS – (9.24%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (c)	11,155,000	11,155,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (d)	11,867,000	11,867,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $23,022,000)		23,022,000
Total Investments – (99.92%) – (Identified cost $179,517,231)		248,932,997
Other Assets Less Liabilities – (0.08%)		211,344
Net Assets – (100.00%)		$249,144,341

SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of March 31, 2024, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $2,931,283 or
1.18% of the Fund’s net assets as of March 31, 2024.

(c)	Dated 03/28/24, repurchase value of $11,161,569 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 8.00%, 02/01/34-11/01/53, total market value $11,378,100).
(d)
Dated 03/28/24, repurchase value of $11,873,988 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value
$12,104,340).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
March 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCK – (98.81%)
REAL ESTATE – (98.81%)
Equity Real Estate Investment Trusts (REITs) – (98.81%)
Health Care REITs – (10.31%)
Community Healthcare Trust, Inc.	95,760	$2,542,428
Healthpeak Properties, Inc.	106,610	1,998,938
Ventas, Inc.	129,070	5,619,708
Welltower Inc.	60,010	5,607,334
		15,768,408
Hotel & Resort REITs – (2.70%)
Sunstone Hotel Investors, Inc.	371,010	4,133,051
Industrial REITs – (12.74%)
Prologis, Inc.	80,066	10,426,195
Rexford Industrial Realty, Inc.	92,508	4,653,152
Terreno Realty Corp.	66,209	4,396,278
		19,475,625
Office REITs – (19.21%)
Alexandria Real Estate Equities, Inc.	61,303	7,902,570
Boston Properties, Inc.	67,466	4,406,204
Cousins Properties, Inc.	295,649	7,107,402
Derwent London plc (United Kingdom)	53,990	1,477,350
Douglas Emmett, Inc.	112,720	1,563,426
Great Portland Estates plc (United Kingdom)	236,360	1,156,892
Highwoods Properties, Inc.	66,010	1,728,142
Hudson Pacific Properties, Inc.	310,480	2,002,596
SL Green Realty Corp.	36,670	2,021,617
		29,366,199
Residential REITs – (18.05%)
American Homes 4 Rent, Class A	110,670	4,070,443
AvalonBay Communities, Inc.	28,558	5,299,222
Camden Property Trust	33,165	3,263,436
Equity Residential	63,790	4,025,787
Essex Property Trust, Inc.	20,894	5,115,060
Sun Communities, Inc.	20,700	2,661,606
UDR, Inc.	84,580	3,164,138
		27,599,692
Retail REITs – (15.01%)
Brixmor Property Group, Inc.	276,370	6,480,876
Federal Realty Investment Trust	24,999	2,552,898
Regency Centers Corp.	52,390	3,172,738
Retail Opportunity Investments Corp.	238,484	3,057,365
Simon Property Group, Inc.	49,046	7,675,209
		22,939,086
	Shares	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (20.79%)
American Tower Corp.	28,440	$5,619,460
Crown Castle Inc.	18,220	1,928,223
Digital Realty Trust, Inc.	44,835	6,458,033
Equinix, Inc.	7,750	6,396,307
Extra Space Storage Inc.	18,279	2,687,013
Public Storage	22,751	6,599,155
VICI Properties Inc.	70,100	2,088,279
		31,776,470
Total Real Estate		151,058,531
TOTAL COMMON STOCK – (Identified cost $125,208,760)		151,058,531

	Principal	Value
SHORT-TERM INVESTMENTS – (0.71%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (a)	$524,000	$524,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.30%, 04/01/24 (b)	558,000	558,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,082,000)		1,082,000
Total Investments – (99.52%) – (Identified cost $126,290,760)		152,140,531
Other Assets Less Liabilities – (0.48%)		731,316
Net Assets – (100.00%)		$152,871,847

(a)	Dated 03/28/24, repurchase value of $524,309 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%- 4.00%, 06/01/48-01/01/52, total market value $534,480).
(b)
Dated 03/28/24, repurchase value of $558,329 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 04/25/24-07/20/60, total market value $569,160).

Please refer to “Notes to Schedule of Investments” on page 8 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS SERIES, INC.
Notes to Schedule of Investments
March 31, 2024 (Unaudited)
Security Valuation - The Funds' Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds' investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of March 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$27,565,137	$–	$–	$9,428,159	$–
Consumer Discretionary	35,966,179	–	19,293,716	14,118,342	–
Consumer Staples	11,360,347	–	–	–	–
Energy	11,426,564	–	–	3,879,141	–
Financials	133,246,390	–	855,851,193	93,306,929	–
Health Care	142,120,813	–	–	31,105,517	–
Industrials	106,654,983	–	–	10,885,108	–
Information Technology	62,251,615	–	–	28,736,932	–
Materials	26,146,789	–	–	–	–
Real Estate	2,131,857	–	–	–	151,058,531
Total Level 1	558,870,674	–	875,144,909	191,460,128	151,058,531
Level 2 – Other Significant Observable Inputs:
Corporate Bonds	–	–	–	7,379,824	–
Mortgages	–	15,895,371	–	25,714,739	–
Municipal Bonds	–	–	–	1,356,306	–
Short-Term Investments	12,543,000	1,678,000	3,937,000	23,022,000	1,082,000
Total Level 2	12,543,000	17,573,371	3,937,000	57,472,869	1,082,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	122,226	–	–	–	–
Total Level 3	122,226	–	–	–	–
Total Investments	$571,535,900	$17,573,371	$879,081,909	$248,932,997	$152,140,531
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at March 31, 2024 was $0 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at March 31, 2024
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,226	$–	$–	$–	$–	$–	$–	$122,226
Total Level 3	$122,226	$–	$–	$–	$–	$–	$–	$122,226

DAVIS SERIES, INC.
Notes to Schedule of Investments - (Continued)
March 31, 2024 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at March 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$122,226	Discounted Cash Flow	Annualized Yield	6.507%	Decrease
Total Level 3	$122,226
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund's investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At March 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Appreciation & Income Fund	Davis Real Estate Fund
Cost	$366,943,384	$18,330,255	$469,578,301	$179,656,868	$128,303,573

Unrealized appreciation	240,100,155	5,530	423,464,280	72,966,177	35,323,750
Unrealized depreciation	(35,507,639)	(762,414)	(13,960,672)	(3,690,048)	(11,486,792)
Net unrealized appreciation (depreciation)	$204,592,516	$(756,884)	$409,503,608	$69,276,129	$23,836,958